INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Inventory, Net [Abstract]
Summary of Inventories
	June 30,	December 31,
	2025	2024

Raw materials	$1,036	$837
Work in process	500	264
Finished goods (1)	1,665	804

	$3,201	$1,905

(1)	Finished goods as of June 30, 2025 include machinery to be sold to a customer (see Note 4).